Quarterly Financial Data (Unaudited) (Restated) (Details) - Schedule of balance sheet - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
As Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash		$ 1,595	$ 9,289	$ 11,178	$ 477,154	$ 1,237,095	$ 165,890	$ 296,759	$ 452,409
Prepaid assets		19,385	36,010	48,625			1,651	7,415
Total Current Assets		20,980	45,299	59,803		1,237,095	167,541	304,174
Cash and investments held in Trust Account		15,174,028	14,993,648	120,728,495		117,324,145	116,706,912	116,012,861
Total Assets		15,195,008	15,038,947	120,788,298		118,561,240	116,874,453	116,317,035
Liabilities and Shareholders’ Equity
Accounts payable and accrued expenses		187,604	156,574	105,043		5,675	4,272	4,069
Due to related party		205,000	100,005
Promissory note		1,868,800	1,748,800	1,648,800		1,148,800
Promissory note - related party		1,080,000	1,080,000	1,080,000		300,000	300,000	300,000
Total Current Liabilities		3,341,404	3,085,379	2,833,843		1,454,475	304,272	304,069
Warrants liabilities
Deferred underwriting compensation		4,020,797	4,020,797	4,020,797		4,020,797	4,020,797	4,020,797
Total Liabilities		7,362,201	7,106,176	6,854,640		5,475,272	4,325,069	4,324,866
Commitments and Contingencies
Ordinary shares subject to possible redemption		2,832,801	2,932,762	108,933,649		108,085,960	107,549,381	106,992,168
Shareholders’ Equity:
Preference shares, value issued
Ordinary shares, value issued	$ 2,553,378	2,403,530	2,303,569	2,181,800	2,567,939	3,029,489	3,566,068	4,123,281
Retained earnings	2,446,631	2,596,476	2,696,440	2,818,209	2,432,069	1,970,519	1,433,935	876,720
Total Shareholders’ Equity	5,000,009	5,000,006	5,000,009	5,000,009	5,000,008	5,000,008	5,000,003	5,000,001
Total Liabilities and Shareholders’ Equity		15,195,008	15,038,947	120,788,298		118,561,240	116,874,453	116,317,035
As Previously Reported [Member] | Preferred Stock [Member]
Shareholders’ Equity:
Preference shares, value issued
Adjustments [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash
Prepaid assets
Total Current Assets
Cash and investments held in Trust Account
Total Assets
Liabilities and Shareholders’ Equity
Accounts payable and accrued expenses
Due to related party
Promissory note
Promissory note - related party
Total Current Liabilities
Warrants liabilities		495,105	510,839	516,901		548,309	568,672	585,321
Deferred underwriting compensation
Total Liabilities		495,105	510,839	516,901		548,309	568,672	585,321
Commitments and Contingencies
Ordinary shares subject to possible redemption		(495,103)	(510,833)	(516,894)		(548,309)	(568,677)	(585,326)
Shareholders’ Equity:
Preference shares, value issued
Ordinary shares, value issued	(142,996)	(170,469)	(154,739)	(148,678)	(132,251)	(117,263)	(96,895)	(80,246)
Retained earnings	142,993	170,467	154,733	148,671	132,253	117,263	96,900	80,251
Total Shareholders’ Equity	$ (3)	(2)	(6)	(7)	$ 2		5	5
Total Liabilities and Shareholders’ Equity
Adjustments [Member] | Preferred Stock [Member]
Shareholders’ Equity:
Preference shares, value issued
As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash		1,595	9,289	11,178		1,237,095	165,890	296,759
Prepaid assets		19,385	36,010	48,625			1,651	7,415
Total Current Assets		20,980	45,299	59,803		1,237,095	167,541	304,174
Cash and investments held in Trust Account		15,174,028	14,993,648	120,728,495		117,324,145	116,706,912	116,012,861
Total Assets		15,195,008	15,038,947	120,788,298		118,561,240	116,874,453	116,317,035
Liabilities and Shareholders’ Equity
Accounts payable and accrued expenses		187,604	156,574	105,043		5,675	4,272	4,069
Due to related party		205,000	100,005
Promissory note		1,868,800	1,748,800	1,648,800		1,148,800
Promissory note - related party		1,080,000	1,080,000	1,080,000		300,000	300,000	300,000
Total Current Liabilities		3,341,404	3,085,379	2,833,843		1,454,475	304,272	304,069
Warrants liabilities		495,105	510,839	516,901		548,309	568,672	585,321
Deferred underwriting compensation		4,020,797	4,020,797	4,020,797		4,020,797	4,020,797	4,020,797
Total Liabilities		7,857,306	7,617,015	7,371,541		6,023,581	4,893,741	4,910,187
Commitments and Contingencies
Ordinary shares subject to possible redemption		2,337,698	2,421,929	108,416,755		107,537,651	106,980,704	106,406,842
Shareholders’ Equity:
Preference shares, value issued
Ordinary shares, value issued		2,233,061	2,148,830	2,033,122		2,912,226	3,469,173	4,043,035
Retained earnings		2,766,943	2,851,173	2,966,880		2,087,782	1,530,835	956,971
Total Shareholders’ Equity		5,000,004	5,000,003	5,000,002		5,000,008	5,000,008	5,000,006
Total Liabilities and Shareholders’ Equity		$ 15,195,008	$ 15,038,947	$ 120,788,298		118,561,240	$ 116,874,453	$ 116,317,035
As Restated [Member] | Preferred Stock [Member]
Shareholders’ Equity:
Preference shares, value issued